RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated November 14, 2011 to the Prospectus for Van Eck Multi-Manager Alternatives Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended on November 14, 2011 (Accession No. 0000930413-11-007320).